SCHEDULE OF TAXES PAYABLE (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Income Tax Disclosure [Abstract]
Valuation allowance, beginning balance	$ 2,996,555	$ 2,407,161	$ 1,799,819
Additions	(1,896,697)	672,359	843,312
Foreign exchange difference	68,412	(82,965)	(235,970)
Valuation allowance, ending balance	1,168,270	2,996,555	$ 2,407,161
VAT taxes payable	14,590	14,037
Other taxes payable	5,412	1,876
Total taxes payable	$ 20,002	$ 15,913